LOSS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2013 Class A CNY	Dec. 31, 2012 Class A CNY	Dec. 31, 2011 Class A CNY	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2013 Class B CNY	Dec. 31, 2012 Class B CNY	Dec. 31, 2011 Class B CNY
Numerator:
Allocation of undistributed losses	$ (74,744)	(452,476)	(306,819)	(115,135)	$ (21,188)	(128,268)	(117,184)	(56,969)
Denominator:
Weighted-average ordinary shares outstanding	2,326,661,195	2,326,661,195	1,726,912,295	1,333,230,326	659,561,893	659,561,893	659,561,893	659,693,189
Denominator used for loss per share	2,326,661,195	2,326,661,195	1,726,912,295	1,333,230,326	659,561,893	659,561,893	659,561,893	659,693,189
Loss per share - basic (in CNY per share/dollars per share)	$ (0.03)	(0.19)	(0.18)	(0.09)	$ (0.03)	(0.19)	(0.18)	(0.09)
Numerator:
Allocation of undistributed losses for diluted	(74,744)	(452,476)	(306,819)	(115,135)	(21,188)	(128,268)	(117,184)	(56,969)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(21,188)	(128,268)	(117,184)	(56,969)
Allocation of undistributed losses	$ (95,932)	(580,744)	(424,003)	(172,104)	$ (21,188)	(128,268)	(117,184)	(56,969)
Denominator:
Weighted-average ordinary shares outstanding	2,326,661,195	2,326,661,195	1,726,912,295	1,333,230,326	659,561,893	659,561,893	659,561,893	659,693,189
Conversion of Class B to Class A ordinary shares	659,561,893	659,561,893	659,561,893	659,693,189
Denominator used for loss per share	2,986,223,088	2,986,223,088	2,386,474,188	1,992,923,515	659,561,893	659,561,893	659,561,893	659,693,189
Loss per share - diluted (in CNY per share/dollars per share)	$ (0.03)	(0.19)	(0.18)	(0.09)	$ (0.03)	(0.19)	(0.18)	(0.09)